Organization and Principal Activities (Details Textual)	12 Months Ended
Dec. 31, 2016
Strategic consulting services agreement [Member]
Organization and Principal Activities (Textual)
Service agreement, term	20 years
VIE's income before tax	30.00%
Technical support services agreement [Member]
Organization and Principal Activities (Textual)
Service agreement, term	10 years
VIE's income before tax	30.00%
Operating support services agreement [Member]
Organization and Principal Activities (Textual)
Service agreement, term	10 years
VIE's income before tax	40.00%